UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1660 Duke Street, Suite 200
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA August 4, 2010

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 104

Form 13F Information Table Value Total: 1,271,149 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 6/30/10

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

Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				 Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------ ----- ------ -----  ----   -----   ----



3PAR Inc.                    COM      88580F109       28728  3085664 SH       X               2,322,066        763,598
AES Corp.                    COM      00130H105         429    46480 SH       X                  46,480              0
ARM Holdings ADS             SP ADR   042068106         201    16187 SH       X                  16,187              0
Aaron's Inc.                 COM      002535201       12891   755197 SH       X                 565,286        189,911
Acme Packet Inc.             COM      004764106       25191   937174 SH       X                 701,788        235,386
Allergan, Inc.               COM      018490102         642    11026 SH       X                  11,026              0
Amedisys Inc.                COM      023436108        8421   191475 SH       X                 143,216         48,259
Amgen Inc.                   COM      031162100         574    10911 SH       X                  10,381            530
Analogic Corp.               COM      032657207       20311   446304 SH       X                 333,999        112,305
BB&T Corp                    COM      054937107         573    21762 SH       X                  21,762              0
BJ's Restaurants Inc.        COM      09180C106       29272  1240355 SH       X                 927,771        312,584
Bancorp South Inc.           COM      059692103          15      820 SH       X                       0            820
Bank Of The Ozarks           COM      063904106       28495   803342 SH       X                 600,836        202,506
Bank of America Corp.        COM      060505104         668    46499 SH       X                  46,499              0
Bill Barrett Corp.           COM      06846N104       25862   840500 SH       X                 628,323        212,177
Biomed Realty Trust REIT     COM      09063H107       25499  1584753 SH       X               1,184,304        400,449
Blackboard Inc.              COM      091935502       23869   639415 SH       X                 477,877        161,538
Blue Nile Inc.               COM      09578R103       23381   496633 SH       X                 371,271        125,362
Boeing Co.                   COM      097023105         534     8502 SH       X                   8,502              0
Borg Warner Inc.             COM      099724106         668    17880 SH       X                  16,720          1,160
CarMax Inc.                  COM      143130102         674    33861 SH       X                  31,891          1,970
Cbeyond Inc.                 COM      149847105       21290  1703211 SH       X               1,273,447        429,764
Cerner Corp.                 COM      156782104         874    11520 SH       X                  10,730            790
Colfax Corp.                 COM      194014106       10123   972428 SH       X                 726,876        245,552
Colonial Properties Trust    COM      195872106       15913  1095206 SH       X                 819,383        275,823
DSW Inc.                     COM      23334L102       23681  1054353 SH       X                 788,766        265,587
Danaher Corp.                COM      235851102         567    15285 SH       X                  15,285              0
Dell Inc.                    COM      24702R101         639    53024 SH       X                  53,024              0
Dollar Tree Inc.             COM      256746108         653    15690 SH       X                  15,690              0
Domino's Pizza Inc.          COM      25754A201       22011  1947899 SH       X               1,453,986        493,913
E.W. Scripps                 COM      811054402       22889  3080600 SH       X               2,303,128        777,472
EMC Corp.                    COM      268648102         565    30896 SH       X                  30,896              0
EMCOR Group Inc.             COM      29084Q100       22961   990986 SH       X                 741,835        249,151
ESCO Technologies            COM      296315104       11889   461703 SH       X                 344,743        116,960
East West Bancorp. Inc.      COM      27579R104       24723  1621179 SH       X               1,211,141        410,038
Exxon Mobil Corp.            COM      30231G102         550     9633 SH       X                   9,633              0
F5 Networks Inc.             COM      315616102         522     7607 SH       X                   7,607              0
FactSet Research Systems Inc.COM      303075105       24849   370931 SH       X                 277,676         93,255
Forward Air Corp.            COM      349853101       29643  1087830 SH       X                 813,450        274,380
Franklin Resources Inc.      COM      354613101         416     4819 SH       X                   4,819              0
GAMCO Investors Inc.         COM      361438104       19710   529832 SH       X                 393,140        136,692
Gannett Co. Inc.             COM      364730101          30     2255 SH       X                       0          2,255
Glacier Bancorp              COM      37637Q105       25443  1734370 SH       X               1,304,447        429,923
Google Inc.                  COM      38259P508         549     1233 SH       X                   1,233              0
Grand Canyon Education Inc.  COM      38526M106       17183   733383 SH       X                 548,373        185,010
Harman Intl Industries       COM      413086109       12203   408254 SH       X                 305,367        102,887
Health Management Assoc.     COM      421933102       24907  3205529 SH       X               2,396,048        809,481
Home Depot Inc.              COM      437076102         510    18167 SH       X                  18,167              0
Iron Mountain Inc.           COM      462846106         416    18515 SH       X                  17,365          1,150
JPMorgan Chase & Co.         COM      46625H100         555    15160 SH       X                  15,160              0
Johnson & Johnson            COM      478160104         585     9900 SH       X                   9,900              0
Johnson Controls Inc.        COM      478366107         528    19630 SH       X                  19,630              0
Joy Global Inc.              COM      481165108         560    11181 SH       X                  11,181              0
Kraft Foods Inc.             COM      50075N104         553    19693 SH       X                  19,693              0
LaSalle Hotel Properties     COM      517942108       24762  1203809 SH       X                 900,970        302,839
Lennar Corp.                 CL A     526057104         401    28813 SH       X                  27,838            975
Liz Claiborne Inc.           COM      539320101        9932  2353618 SH       X               1,759,911        593,707
Lumber Liquidators Inc.      COM      55003T107       19411   832007 SH       X                 622,084        209,923
MDC Holdings Inc.            COM      552676108       16413   609003 SH       X                 455,500        153,503
Markel Corp.                 COM      570535104          38      113 SH       X                       0            113
McCormick & Co. Inc.         COM      579780206         401    10559 SH       X                  10,559              0
MetLife Inc.                 COM      59156R108         446    11824 SH       X                  11,824              0
Microsoft Corp.              COM      594918104         434    18847 SH       X                  18,847              0
Mohawk Industries Inc.       COM      608190104         500    10928 SH       X                  10,408            520
Morningstar Inc.             COM      617700109       28202   663270 SH       X                 498,110        165,160
Mosaic Co.                   COM      61945A107         364     9346 SH       X                   9,346              0
National Oilwell Varco Inc.  COM      637071101         422    12749 SH       X                  12,749              0
Netezza Corp.                COM      64111N101       31667  2314807 SH       X               1,732,032        582,775
Netgear Inc.                 COM      64111Q104       17814   998540 SH       X                 747,113        251,427
NuVasive Inc.                COM      670704105       21755   613516 SH       X                 459,027        154,489
Nvidia Corp.                 COM      67066G104         419    41016 SH       X                  41,016              0
Occidental Petroleum Corp.   COM      674599105         458     5929 SH       X                   5,929              0
Philip Morris International  COM      718172109         490    10645 SH       X                  10,645              0
Precision Drilling Trust     COM      74022D308       22135  3333641 SH       X               2,488,018        845,623
Quality Systems Inc.         COM      747582104       26743   461151 SH       X                 346,931        114,220
Range Resources Corp.        COM      75281A109         570    14207 SH       X                  14,207              0
Raymond James Financial Inc. COM      754730109       24199   980108 SH       X                 732,697        247,411
Redwood Trust REIT           COM      758075402       32635  2228923 SH       X               1,674,777        554,146
RightNow Technologies Inc.   COM      76657R106       26242  1672552 SH       X               1,251,386        421,166
Royal Gold Inc.              COM      780287108       25449   530180 SH       X                 399,477        130,703
Safeguard Scientifics Inc.   COM      786449207          29     2772 SH       X                       0          2,772
Salesforce.com Inc           COM      79466L302         147     1712 SH       X                   1,712              0
SeaChange International Inc. COM      811699107       14594  1773268 SH       X               1,325,862        447,406
T. Rowe Price Group Inc.     COM      74144T108         496    11166 SH       X                  10,286            880
Teleflex Inc.                COM      879369106       26209   482851 SH       X                 360,937        121,914
Terex Corp.                  COM      880779103       20588  1098586 SH       X                 821,135        277,451
Texas Industries Inc.        COM      882491103       22897   775109 SH       X                 579,580        195,529
Texas Roadhouse Inc.         COM      882681109       22119  1752704 SH       X               1,320,603        432,101
The Advisory Board Co.       COM      00762W107       40614   945392 SH       X                 711,721        233,671
Corporate Executive Brd Co.  COM      21988R102       27400  1043012 SH       X                 782,989        260,023
Treehouse Foods Inc.         COM      89469A104       28148   616464 SH       X                 461,631        154,833
United Natural Foods Inc.    COM      911163103       21640   724222 SH       X                 542,133        182,089
United Technologies Corp.    COM      913017109         551     8492 SH       X                   8,492              0
United Therapeutics Corp.    COM      91307C102       15399   315480 SH       X                 235,813         79,667
Vasco Data Sec Intl Inc.     COM      92230Y104       14141  2291960 SH       X               1,713,437        578,523
Wabtec Corp.                 COM      929740108       23899   599120 SH       X                 448,192        150,928
Washington Post Co.          COM      939640108         602     1466 SH       X                   1,348            118
Washington REIT              COM      939653101       25457   922695 SH       X                 689,530        233,165
Websense Inc.                COM      947684106       22728  1202540 SH       X                 899,508        303,032
Winnebago Industries         COM      974637100       15192  1528357 SH       X               1,142,821        385,536
Yahoo! Inc.                  COM      984332106         577    41670 SH       X                  38,335          3,335
Dell Inc.                    CALL     24702r9ad          18      351 SH       X                     351              0
Kraft Foods Inc.             CALL     50075n9af          12      118 SH       X                     118              0
Walmart Stores Inc.          CALL     9311429al           2      114 SH       X                     114              0

                                                 $1,271,149






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